Related Parties (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of Compensation Paid or Payable to Directors and to Key Management for Services	The compensation paid or payable to directors and to key management for services is shown below:

Year ended	March 31,
	2023	2022
	$	$
Director compensation, and key management salaries and benefits (a)	4,101	4,312
Share-based compensation	3,081	1,325
Termination benefits	—	317
	7,182	5,954

(a) Salaries and benefits include short-term incentive compensation.